Note 12 - Deferred Share Units (Details) - Deferred Share Units - USD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Additional paid in capital	$ 0	$ 0	$ 7,565
Additional paid in capital	0	0	866
Accrued liability	$ 0	$ 0	$ 0
Accrued liability	0	0	0